Debt (Additional Information) (Details) - USD ($) $ in Thousands								1 Months Ended	12 Months Ended
	Jan. 01, 2024	Sep. 30, 2022	Jun. 03, 2022	Jun. 02, 2022	Feb. 15, 2022	Oct. 05, 2018	Sep. 07, 2018	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2022	Aug. 31, 2022	Jun. 30, 2022	May 12, 2022	Feb. 16, 2022	Feb. 14, 2022	Dec. 14, 2020
Debt Instrument [Line Items]
Actual cumulative net sales										$ 481,000
Increase of Principal Balance					$ 28,000
Principal payments									$ 106,000	45,900	$ 69,800
Debt issuance costs									3,100	7,900	10,700
(Gain) loss on debt extinguishment, net									(28,634)	12,463	$ 0
2018 Purchase Agreements and Indenture
Debt Instrument [Line Items]
Purcahse price							$ 140,000
Increase of Principal Balance										28,000
Subordinated loan										$ 35,000
Note Principal Reduction Amount									20,000
AggregatePrincipalAmount							$ 224,000
Related Party Notes Payable [Member]
Debt Instrument [Line Items]
Promissory note															$ 5,000		$ 35,000
Minimum [Member] | 2018 Purchase Agreements and Indenture
Debt Instrument [Line Items]
Cash Requirement																	$ 10,000
2020 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal amount																$ 8,800
Accounts receivable revolving loan facility in an aggregate amount																		$ 10,000
Line Of Credit Facility Interest Rate	1.75%
Amendment Number Four [Member] | 2018 Purchase Agreements and Indenture
Debt Instrument [Line Items]
Forgiven amount		$ 28,000						$ 28,000
Note Principal Reduction Amount		41,400		$ 41,400
Repurchase Principal In Percentage			100.00%
Cash Received				15,000								$ 34,000
Minimum Cash Requirement		5,000						5,000
Outstanding principal amount		$ 39,700						39,700					$ 1,700
Principal payments								$ 28,000
(Gain) loss on debt extinguishment, net									$ (28,600)
Fair value decrease														$ 30,400
Carrying value increased														$ 30,400
Amendment Number Four [Member] | Maximum [Member] | 2018 Purchase Agreements and Indenture
Debt Instrument [Line Items]
AggregatePrincipalAmount				$ 50,000		$ 25,000